Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Minimum Ownership Percentage in Limited Partnerships, Equity Method					5.00%
Asset Impairment Charges	$ 2,100,000	$ 200,000	$ 200,000	$ 2,100,000	$ 2,100,000	$ 0
Minimum Percentage of Taxable Income Distributed to Shareholders, Maintain REIT Status					90.00%
GSD LLC [Member] | Mortgage Obligation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities					13,840,889
GSD LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Variable Interest Entity, Consolidated, Fair Value Disclosure, Net of Obligations and Direct Liabilities					30,685,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net					$ 18,632,000
Below Current Carrying Value [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Real Estate Properties					1
Callery-Judge Grove, L.P. [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Equity Method Investment, Ownership Percentage					9.32%